Contract Assets - Schedule of Contract Assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Contract assets:
Revenue recognized in excess of amounts paid or payable (contract receivable) to the Company on uncompleted contracts (contract asset) excluding retainage	$ 1,337,975	$ 91,264	$ 51,731
Retainage included in contract assets due to being conditional on something other than solely passage of time	3,336,551	2,262,130	$ 1,853,616
Less: allowance for credit loss	(5,388)	(58,332)
Contract assets, net	4,669,138	2,295,062
Contract assets, current	4,669,138	2,295,062
Contract assets, non-current